GADSDEN DYNAMIC MULTI-ASSET ETF
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

EXCHANGE TRADED FUNDS - 93.7%	Shares	Value
abrdn Physical Gold Shares ETF(a)(b)	201,733	$4,482,507
Alpha Architect 1-3 Month Box ETF(a)(d)	249,111	26,857,903
Invesco Senior Loan ETF	382,440	8,046,538
Janus Henderson AAA CLO ETF	684,868	34,846,084
Panagram BBB-B CLO ETF	163,495	4,404,555
Sofi Select 500 ETF	1,160,586	23,049,238
Vanguard FTSE Europe ETF	166,658	11,127,755
Vanguard S&P 500 ETF	51,695	25,854,220
TOTAL EXCHANGE TRADED FUNDS (Cost $137,321,300)		138,668,800

COMMON STOCKS - 5.6%
Semiconductors - 5.6%
Nvidia Corp.	67,520	8,341,421
TOTAL COMMON STOCKS (Cost $6,925,978)		8,341,421

SHORT-TERM INVESTMENTS - 1.2%
Investments Purchased with Proceeds from Securities Lending - 0.6%
First American Government Obligations Fund - Class X, 5.23%(c)	857,675	857,675

Money Market Funds - 0.6%
First American Government Obligations Fund - Class X, 5.23%(c)	895,561	895,561
TOTAL SHORT-TERM INVESTMENTS (Cost $1,753,236)		1,753,236

TOTAL INVESTMENTS - 100.5% (Cost $146,000,514)		$148,763,457
Liabilities in Excess of Other Assets - (0.5%)		(753,667)
TOTAL NET ASSETS - 100.0%		$148,009,790

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2024. The total market value of these securities was $837,694 which represented 0.6% of net assets.
(c)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(d)	Affiliated Company.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.
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GADSDEN DYNAMIC MULTI-ASSET ETF

Summary of Fair Value Disclosure as of June 30, 2024 (Unaudited)

EA Series Trust has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Exchange Traded Funds	$138,668,800	—	—	$138,668,800
Common Stocks	8,341,421	—	—	8,341,421
Investments Purchased with Proceeds from Securities Lending	857,675	—	—	857,675
Money Market Funds	895,561	—	—	895,561
Total Assets	$148,763,457	$—	$—	$148,763,457
Refer to the Schedule of Investments for additional information.

During the fiscal period ended June 30, 2024, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

Transactions With Affiliates

The Gadsden Dynamic Multi-Asset ETF (the “Fund”) transactions with affiliates represent holdings for which it and the underlying exchange-traded funds have the same investment adviser. The Fund had the following transactions with such affiliated funds during the fiscal period ended June 30, 2024:

Alpha Architect 1-3 Month Box ETF
Value, Beginning of Period	$—
Purchases	83,654,742
Proceeds from Sales	(56,971,743)
Net Realized Gains (Losses)	141,274
Change in Unrealized Appreciation (Depreciation)	33,630
Value, End of Period	$26,857,903
Dividend Income	—

Shares, Beginning of Period	—
Number of Shares Purchased	783,817
Number of Shares Sold	(534,706)
Shares, End of Period	249,111
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